S000034352 [Member] Expense Example - FlexShares iBoxx 5-Year Target Duration TIPS Index Fund - FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	106
Expense Example, with Redemption, 10 Years	$ 242